Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 131,917
Year 2	5,211
Total	$ 137,128